Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Summary of taxation recognized in consolidated profit or loss

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year/period	252,989	557,630	339,409	789,640
Deferred tax
Origination and reversal of temporary differences (Note 9(c))	14,081	(5,845)	57,256	(77,536)
Tax expense	267,070	551,785	396,665	712,104

Summary of reconciliation between tax expense and accounting profit at applicable tax rates

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Profit before taxation	906,813	2,333,614	1,652,742	3,347,532
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	214,704	566,955	394,856	859,697
Tax effect of share-based compensation expenses (Note 6(i))	20,254	15,435	11,401	20,127
Tax effect of other non-deductible expenses	10,935	13,666	7,310	13,060
Effect of preferential tax treatments on assessable profits of certain subsidiaries (Note 9(a)(3))	(18,001)	(42,739)	(10,756)	(101,522)
Tax effect of additional deduction on research and development costs	—	(4,217)	(3,476)	(6,179)
Tax effect of exempted and non-taxable income	(4,044)	(7,421)	(12,481)	(11,978)
Effect of unused tax losses not recognized/(being utilized)	44,888	22,956	(8,002)	(56,271)
Effect of deductible temporary differences (being utilized)/not recognized	(1,666)	(12,850)	13,718	1,736
Others	—	—	4,095	(6,566)
Actual tax expenses	267,070	551,785	396,665	712,104

Summary of movement in deferred tax assets

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued	Right-of-use	Lease
	losses	profits	impairment	operations	assets	Liabilities	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At July 1, 2022	31,696	11,097	41,573	61,548	(117,318)	127,421	(1,684)	154,333
Charged to profit or loss	(8,499)	11,944	(3,519)	(675)	9,543	(11,976)	9,027	5,845
Exchange rate difference	239	111	628	—	(162)	175	448	1,439
At June 30, 2023	23,436	23,152	38,682	60,873	(107,937)	115,620	7,791	161,617
Charged to profit or loss	(392)	4,781	(7,574)	(54,048)	8,770	(6,563)	(2,230)	(57,256)
Exchange rate difference	(31)	(113)	73	—	363	(370)	(153)	(231)
At December 31, 2023	23,013	27,820	31,181	6,825	(98,804)	108,687	5,408	104,130
Charged to profit or loss	82,060	19,694	7,029	(6,825)	(337,147)	333,059	(20,334)	77,536
Exchange rate difference	437	—	(78)	—	(815)	791	(53)	282
At December 31, 2024	105,510	47,514	38,132	—	(436,766)	442,537	(14,979)	181,948

Summary of unrecognized deferred tax assets

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Deductible temporary differences	49,375	54,416	63,546
Cumulative tax losses	751,256	774,584	447,814
Total	800,631	829,000	511,360

Summary of tax losses carried forward

	As at		As at		As at
	June 30,		December 31,		December 31,
	2023	Expiry date	2023	Expiry date	2024	Expiry date
	RMB’000		RMB’000		RMB’000
Expire	361,627	2024-2044	432,759	2024-2044	368,235	2025-2045
Never expire	389,629		341,825		79,579